Business Combinations (Details) - Schedule of Net Gain / (Loss) on the Disposals During the Year - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combinations (Details) - Schedule of Net Gain / (Loss) on the Disposals During the Year [Line Items]
Total deemed disposal consideration		$ 6,800,000	$ 402
Carrying amount of net asset sold (note(i) below)		(6,884,934)	(202,442)
Loss on sales before income tax and reclassification of foreign currency translation reserve		(84,934)	(202,040)
Reclassification of foreign currency transaction reserve
Non-controlling interest			1,175,894
(Loss)/gain on disposal after income tax		(84,934)	973,854
Greifenberg Group [Member]
Business Combinations (Details) - Schedule of Net Gain / (Loss) on the Disposals During the Year [Line Items]
Total deemed disposal consideration		390,112
Carrying amount of net asset sold (note(i) below)		(900,414)
Loss on sales before income tax and reclassification of foreign currency translation reserve		(510,302)
Non-controlling interest		497,060
(Loss)/gain on disposal after income tax		$ (13,242)